SCHEDULE OF RESTRICTED ORDINARY SHARES HELD BY THE COMPANY'S EMPLOYEES (Details) - Share-Based Payment Arrangement, Employee [Member] - ¥ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Unvested, beginning balance	8,239,020	2,802,977
Weighted average grant date fair value, Unvested, beginning balance	¥ 1.88	¥ 4.62
Number of shares, Granted	1,802,351	6,430,000
Weighted average grant date fair value, Granted	¥ 0.57	¥ 0.54
Number of shares, Vested	(2,541,677)	(906,732)
Weighted average grant date fair value, Vested	¥ 0.67	¥ 0.89
Number of shares, Forfeited	(18,816)	(87,225)
Weighted average grant date fair value, Forfeited	¥ 0.57	¥ 1.76
Number of shares, Unvested, ending balance	7,480,878	8,239,020
Weighted average grant date fair value, Unvested, ending balance	¥ 1.98	¥ 1.88